2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies Details Narrative
Potentially dilutive shares	14,400,500	9,223,000	9,135,500